Recently Adopted Accounting Standards - Summary of Maturity Analysis of Lease Receivables (Detail) ₩ in Millions	Dec. 31, 2019 KRW (₩)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	₩ 48,597
Unrealized finance income	1,822
Net investment in the lease	46,775
Less than 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	24,286
1 ~ 2 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	12,690
2 ~ 3 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	6,348
3 ~ 4 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	3,683
4 ~ 5 years [Member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	1,589
More than 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	₩ 1